Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Period of property held by REIT			10 years
(Provision) benefit for income taxes	$ 1,784,000	$ (11,314,000)	$ 68,076,000	$ (15,783,000)
Reversal in net deferred tax liabilities	(1,000,000)		136,500,000
Valuation allowance on net deferred tax assets	76,100,000		76,100,000
Tax benefit related to the reversal of liabilities associated with unrecognized tax positions			6,700,000
Income tax benefit related to current period operations	(2,800,000)		(1,000,000)
Company's reserve for uncertain tax benefits			12,400,000
Income Tax benefit			4,800,000
Reduction to the related accrued interest as an income tax benefit			2,100,000
Unrecognized tax benefits	800,000		800,000		13,200,000
Unrecognized tax benefits, affect effective tax rate if recognized	800,000		800,000		6,700,000
Estimated overall decrease in unrecognized tax benefits in the next twelve months due to the expiration of various statutes of limitations	800,000		800,000
Interest on income taxes accrued related to uncertain tax positions	100,000		100,000		2,200,000
Income tax penalties accrued related to uncertain tax positions	$ 0		$ 0		$ 0